Portfolio of investments—July 31, 2022 (unaudited)

	Shares	Value
Common stocks: 98.73%
Argentina: 0.51%
MercadoLibre Incorporated (Consumer discretionary, Internet & direct marketing retail) †	25,116	$ 20,437,140
Brazil: 7.36%
Americanas SA (Consumer discretionary, Internet & direct marketing retail)	18,340,048	49,624,219
Atacadao Distribuicao Comercio e Industria Limitada (Consumer staples, Food & staples retailing)	6,777,000	24,401,444
B3 Brasil Bolsa Balcao SA (Financials, Capital markets)	21,619,015	46,337,503
Banco Bradesco SA ADR (Financials, Banks)	5,976,276	19,841,236
BK Brasil Operacao e Assessoria a Restaurantes SA (Consumer discretionary, Hotels, restaurants & leisure) †	3,855,794	4,635,210
BRF Brazil Foods SA ADR (Consumer staples, Food products) †«	9,957,912	30,172,473
Companhia Brasileira de Aluminio (Materials, Metals & mining)	4,652,600	10,116,107
Diagnosticos da America SA (Health care, Health care providers & services)	2,980,473	11,048,390
Hapvida Participacoes e Investimentos SA (Health care, Health care providers & services) 144A	29,877,335	35,570,318
Inter and Company Incorporated BDR (Financials, Banks) †	1,197,700	3,618,030
Lojas Renner SA (Consumer discretionary, Multiline retail)	6,636,892	32,439,844
Magazine Luiza SA (Consumer discretionary, Multiline retail)	23,254,800	11,595,714
Multiplan Empreendimentos Imobiliarios SA (Real estate, Real estate management & development)	2,096,906	9,645,419
Raia Drogasil SA (Consumer staples, Food & staples retailing)	1,968,000	7,979,869
		297,025,776
Chile: 1.74%
Banco Santander Chile SA ADR (Financials, Banks)	1,190,492	18,619,295
Falabella SA (Consumer discretionary, Multiline retail)	23,108,669	51,546,360
		70,165,655
China: 25.71%
Agora Incorporated ADR (Information technology, Software) †	844,765	4,147,805
Alibaba Group Holding Limited (Consumer discretionary, Internet & direct marketing retail) †	2,020,000	22,711,806
Alibaba Group Holding Limited ADR (Consumer discretionary, Internet & direct marketing retail)	979,837	87,568,033
Bilibili Incorporated ADR (Communication services, Entertainment) †«	2,701,012	66,012,733
China Life Insurance Company Limited Class H (Financials, Insurance)	8,043,190	11,979,686
China Literature Limited (Communication services, Media) 144A†	3,169,968	12,493,101
China MeiDong Auto Holdings Limited (Consumer discretionary, Specialty retail)	12,373,400	30,070,384
FinVolution Group ADR (Financials, Consumer finance)	4,401,985	18,444,317
See accompanying notes to portfolio of investments

Allspring Emerging Markets Equity Fund  |  1

Portfolio of investments—July 31, 2022 (unaudited)

	Shares	Value
China: (continued)
Greentree Hospitality Group Limited (Consumer discretionary, Hotels, restaurants & leisure)	2,531,768	$ 9,949,848
Hua Medicine Limited (Health care, Pharmaceuticals) 144A†	8,733,136	4,275,942
Li Ning Company Limited (Consumer discretionary, Textiles, apparel & luxury goods)	12,584,707	102,082,501
Meituan Dianping (Consumer discretionary, Internet & direct marketing retail) †	4,637,600	104,036,899
Shandong Weigao Group Medical Polymer Company Limited Class H (Health care, Health care equipment & supplies)	36,990,600	46,270,076
Tencent Holdings Limited (Communication services, Interactive media & services)	4,194,700	162,120,169
Tencent Music Entertainment ADR (Communication services, Entertainment) †	4,586,603	19,309,599
Tongdao Liepin Group (Communication services, Interactive media & services) †	1,636,260	2,105,279
Trip.com Group Limited ADR (Consumer discretionary, Hotels, restaurants & leisure) †	2,046,013	52,746,215
Tsingtao Brewery Company Limited Class H (Consumer staples, Beverages)	5,722,500	55,897,883
Uxin Limited ADR (Consumer discretionary, Internet & direct marketing retail) †	3,950,000	2,784,750
Uxin Limited ADR Class A (Consumer discretionary, Internet & direct marketing retail) ♦†	23,979,831	5,635,260
Vipshop Holdings Limited ADR (Consumer discretionary, Internet & direct marketing retail) †	5,978,039	54,758,837
Want Want China Holdings Limited (Consumer staples, Food products)	76,125,800	61,954,205
Weibo Corporation ADR (Communication services, Interactive media & services) †	2,221,212	42,691,695
Xiaomi Corporation Class B (Information technology, Technology hardware, storage & peripherals) 144A†	25,921,900	40,769,582
Zepp Health Corporation ADR Class A (Information technology, Electronic equipment, instruments & components)	2,439,291	4,244,366
Zhou Hei Ya International Holding Company Limited (Consumer staples, Food products) 144A	25,612,726	13,030,635
		1,038,091,606
Colombia: 0.36%
Bancolombia SA ADR (Financials, Banks)	499,100	14,458,927
Hong Kong: 5.50%
AIA Group Limited (Financials, Insurance)	9,527,500	95,719,396
Johnson Electric Holdings Limited (Consumer discretionary, Auto components)	4,183,050	5,348,959
Sun Art Retail Group Limited (Consumer staples, Food & staples retailing) «	84,455,400	24,899,071
WH Group Limited (Consumer staples, Food products) 144A	126,938,195	96,134,980
		222,102,406
India: 14.28%
Axis Bank Limited (Financials, Banks)	4,031,923	37,044,478
Bajaj Finance Limited (Financials, Consumer finance)	410,281	37,551,164
See accompanying notes to portfolio of investments

2  |  Allspring Emerging Markets Equity Fund

Portfolio of investments—July 31, 2022 (unaudited)

	Shares	Value
India: (continued)
Bandhan Bank Limited (Financials, Banks) 144A	1,416,131	$ 4,960,931
Bharti Airtel Limited (Communication services, Wireless telecommunication services)	5,019,052	43,039,573
Bharti Airtel Limited (Communication services, Wireless telecommunication services)	347,789	1,291,544
Dalmia Bharat Limited (Materials, Construction materials)	624,658	12,657,031
Fortis Healthcare Limited (Health care, Health care providers & services) †	5,634,970	19,868,158
HDFC Bank Limited (Financials, Banks)	2,200,000	40,174,338
HDFC Bank Limited ADR (Financials, Banks)	374,752	23,534,426
Housing Development Finance Corporation Limited (Financials, Thrifts & mortgage finance)	1,115,700	33,669,387
Indus Towers Limited (Communication services, Diversified telecommunication services)	1,943,851	5,475,815
ITC Limited (Consumer staples, Tobacco)	17,183,960	65,898,939
JM Financial Limited (Financials, Capital markets)	11,571,429	9,329,020
Kotak Mahindra Bank Limited (Financials, Banks)	1,027,262	23,591,986
Max Financial Services Limited (Financials, Insurance) †	925,389	10,072,706
Reliance Industries Limited (Energy, Oil, gas & consumable fuels) †	450,000	14,311,946
Reliance Industries Limited GDR (Energy, Oil, gas & consumable fuels) 144A†	2,332,274	147,759,421
SBI Life Insurance Company Limited (Financials, Insurance) 144A	964,273	15,796,344
SH Kelkar & Company Limited (Materials, Chemicals)	1,244,001	2,192,556
Spandana Sphoorty Financial Limited (Financials, Consumer finance) †	440,254	2,384,755
Ultra Tech Cement Limited (Materials, Construction materials)	311,000	25,778,224
		576,382,742
Indonesia: 3.10%
PT Astra International Tbk (Consumer discretionary, Automobiles)	79,651,000	34,018,778
PT Bank Central Asia Tbk (Financials, Banks)	62,747,500	31,201,815
PT Link Net Tbk (Communication services, Diversified telecommunication services) †	17,450,661	5,470,795
PT Telekomunikasi Indonesia Persero Tbk (Communication services, Diversified telecommunication services)	53,000,000	15,137,862
PT Telekomunikasi Indonesia Persero Tbk ADR (Communication services, Diversified telecommunication services)	1,377,471	39,257,924
		125,087,174
Luxembourg: 0.36%
InPost SA (Industrials, Industrial conglomerates) †	2,222,122	14,673,221
Mexico: 8.77%
America Movil SAB de CV ADR (Communication services, Wireless telecommunication services)	4,272,304	80,874,715
Becle SAB de CV ADR (Consumer staples, Beverages)	14,709,921	33,344,556
Cemex SAB de CV ADR (Materials, Construction materials) †	4,631,948	18,574,111
See accompanying notes to portfolio of investments

Allspring Emerging Markets Equity Fund  |  3

Portfolio of investments—July 31, 2022 (unaudited)

	Shares	Value
Mexico: (continued)
Fibra Uno Administracion SAB de CV (Real estate, Equity REITs)	71,897,671	$ 73,712,262
Fomento Economico Mexicano SAB de CV ADR (Consumer staples, Beverages)	1,756,182	108,848,160
Grupo Financiero Banorte SAB de CV (Financials, Banks)	3,672,088	20,927,776
Walmart de Mexico SAB de CV (Consumer staples, Food & staples retailing)	4,922,900	17,896,844
		354,178,424
Nigeria: 0.10%
IHS Holding Limited (Communication services, Diversified telecommunication services) †	493,367	4,247,890
Peru: 0.46%
Compania de Minas Buenaventura SA ADR (Materials, Metals & mining)	896,695	4,878,021
Southern Copper Corporation (Materials, Metals & mining)	274,250	13,657,650
		18,535,671
Philippines: 0.59%
AC Energy Corporation (Utilities, Independent power & renewable electricity producers)	2,512,872	382,124
Ayala Corporation (Industrials, Industrial conglomerates)	837,624	9,433,634
San Miguel Food & Beverage Incorporated (Consumer staples, Food products)	3,495,810	2,788,259
SM Investments Corporation (Industrials, Industrial conglomerates)	812,873	11,446,283
		24,050,300
Russia: 0.00%
Fix Price Group Limited GDR (Acquired 3/5/2021, cost $18,030,080) (Consumer discretionary, Specialty retail) ♦>	1,849,239	0
Headhunter Group plc ADR (Acquired 5/9/2019, cost $4,133,160) (Industrials, Professional services) ♦>	306,160	0
Lukoil PJSC ADR (Acquired 4/9/2002, cost $16,128,202) (Energy, Oil, gas & consumable fuels) ♦>	340,179	0
Magnit PJSC (Acquired 4/29/2013, cost $32,870,257) (Consumer staples, Food & staples retailing) ♦>	233,669	0
Ozon Holdings plc ADR (Acquired 11/24/2020, cost $2,541,390) (Consumer discretionary, Internet & direct marketing retail) ♦†>	84,713	0
Sberbank of Russia PJSC (Financials, Banks) ♦†>	6,000,456	0
Yandex NV Class A (Acquired 11/30/2012, cost $30,036,086) (Communication services, Interactive media & services) ♦†>	1,147,406	0
		0
South Africa: 3.11%
MTN Group Limited (Communication services, Wireless telecommunication services)	4,798,543	40,273,136
Shoprite Holdings Limited (Consumer staples, Food & staples retailing)	3,571,500	48,322,383
See accompanying notes to portfolio of investments

4  |  Allspring Emerging Markets Equity Fund

Portfolio of investments—July 31, 2022 (unaudited)

	Shares	Value
South Africa: (continued)
Standard Bank Group Limited (Financials, Banks)	2,147,090	$ 20,685,389
Tiger Brands Limited (Consumer staples, Food products)	1,631,933	16,147,496
		125,428,404
South Korea: 11.48%
KT Corporation ADR (Communication services, Diversified telecommunication services)	4,444,713	64,003,867
KT&G Corporation (Consumer staples, Tobacco)	317,091	19,985,935
LG Chem Limited (Materials, Chemicals)	50,109	23,338,492
Naver Corporation (Communication services, Interactive media & services)	250,500	50,110,337
Samsung Electronics Company Limited (Information technology, Technology hardware, storage & peripherals)	4,875,800	230,796,683
Samsung Life Insurance Company Limited (Financials, Insurance)	710,337	33,206,017
SK Hynix Incorporated (Information technology, Semiconductors & semiconductor equipment)	556,500	42,069,617
		463,510,948
Taiwan: 12.95%
104 Corporation (Industrials, Professional services)	1,655,000	10,404,345
Mediatek Incorporated (Information technology, Semiconductors & semiconductor equipment)	2,471,881	56,952,331
President Chain Store Corporation (Consumer staples, Food & staples retailing)	3,220,000	30,446,359
Taiwan Semiconductor Manufacturing Company Limited (Information technology, Semiconductors & semiconductor equipment)	7,205,224	123,566,458
Taiwan Semiconductor Manufacturing Company Limited ADR (Information technology, Semiconductors & semiconductor equipment)	2,276,552	201,429,321
Uni-President Enterprises Corporation (Consumer staples, Food products)	42,512,368	100,079,792
		522,878,606
Thailand: 2.30%
PTT Exploration & Production PCL (Energy, Oil, gas & consumable fuels)	1,933,139	8,691,480
PTT PCL (Energy, Oil, gas & consumable fuels)	22,759,000	21,785,602
SCB X PCL (Financials, Banks)	8,405,100	22,262,897
Thai Beverage PCL (Consumer staples, Beverages)	85,427,000	39,952,985
		92,692,964
Turkey: 0.05%
Avivasa Emeklilik Ve Hayat SA (Financials, Insurance)	1,901,979	2,163,628
Total Common stocks (Cost $3,764,834,437)		3,986,111,482

See accompanying notes to portfolio of investments

Allspring Emerging Markets Equity Fund  |  5

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Convertible debentures: 0.00%
Brazil: 0.00%
Lupatech SA (Energy, Energy equipment & services) ♦†	6.50%	4-15-2049	$ 303,000	$ 0
Total Convertible debentures (Cost $160,691)				0

		Yield	Shares
Short-term investments: 3.07%
Investment companies: 3.07%
Allspring Government Money Market Fund Select Class ♠∞		1.76	25,992,438	25,992,438
Securities Lending Cash Investments LLC ♠∩∞		2.04	97,892,418	97,892,418
Total Short-term investments (Cost $123,884,856)				123,884,856
Total investments in securities (Cost $3,888,879,984)	101.80%			4,109,996,338
Other assets and liabilities, net	(1.80)			(72,836,892)
Total net assets	100.00%			$4,037,159,446

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
>	Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $0 (original aggregate cost of $120,971,325), representing 0.00% of its net assets as of period end.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
BDR	Brazilian depositary receipt
GDR	Global depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

6  |  Allspring Emerging Markets Equity Fund

Portfolio of investments—July 31, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$342,869,585	$755,229,830	$(1,072,106,977)	$0	$0	$25,992,438	25,992,438	$843,497
Securities Lending Cash Investments LLC	46,289,014	672,434,950	(620,831,546)	0	0	97,892,418	97,892,418	438,563#
				$0	$0	$123,884,856		$1,282,060

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Allspring Emerging Markets Equity Fund  |  7

Notes to portfolio of investments—July 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2022, such fair value pricing was used in pricing certain foreign securities.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940

8  |  Allspring Emerging Markets Equity Fund

Notes to portfolio of investments—July 31, 2022 (unaudited)

and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Emerging Markets Equity Fund  |  9

Notes to portfolio of investments—July 31, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Argentina	$20,437,140	$0	$0	$20,437,140
Brazil	297,025,776	0	0	297,025,776
Chile	70,165,655	0	0	70,165,655
China	364,763,477	673,328,129	0	1,038,091,606
Colombia	14,458,927	0	0	14,458,927
Hong Kong	0	222,102,406	0	222,102,406
India	23,534,426	552,848,316	0	576,382,742
Indonesia	44,728,719	80,358,455	0	125,087,174
Luxembourg	0	14,673,221	0	14,673,221
Mexico	354,178,424	0	0	354,178,424
Nigeria	4,247,890	0	0	4,247,890
Peru	18,535,671	0	0	18,535,671
Philippines	0	24,050,300	0	24,050,300
Russia	0	0	0	0
South Africa	16,147,496	109,280,908	0	125,428,404
South Korea	64,003,867	399,507,081	0	463,510,948
Taiwan	201,429,321	321,449,285	0	522,878,606
Thailand	22,262,897	70,430,067	0	92,692,964
Turkey	0	2,163,628	0	2,163,628
Convertible debentures	0	0	0	0
Short-term investments
Investment companies	123,884,856	0	0	123,884,856
Total assets	$1,639,804,542	$2,470,191,796	$0	$4,109,996,338
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended July 31, 2022, the Fund did not have any transfers into/out of Level 3.

10  |  Allspring Emerging Markets Equity Fund